Stock Options - Schedule of Additional Information Regarding Stock Options Outstanding (Details)	12 Months Ended
	Oct. 31, 2024 $ / shares	Oct. 31, 2024 $ / shares
Stock Outstanding [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	5,521	5,521
Weighted average remaining contractual life (years) Outstanding	4 years 7 months 24 days
Weighted average exercise price Outstanding | (per share)	$ 432.38	$ 601.71
Stock Outstanding [Member] | 533 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	533	533
Weighted average remaining contractual life (years) Outstanding	1 year 6 months 25 days
Weighted average exercise price Outstanding | (per share)	$ 119.65	$ 166.5
Stock Outstanding [Member] | 978 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	978	978
Weighted average remaining contractual life (years) Outstanding	7 years 3 months 3 days
Weighted average exercise price Outstanding | (per share)	$ 362.17	$ 504
Stock Outstanding [Member] | 1,166 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,166	1,166
Weighted average remaining contractual life (years) Outstanding	1 year 6 months 21 days
Weighted average exercise price Outstanding | (per share)	$ 485.05	$ 675
Stock Outstanding [Member] | 200 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	200	200
Weighted average remaining contractual life (years) Outstanding	4 years 5 months 26 days
Weighted average exercise price Outstanding | (per share)	$ 504.46	$ 702
Stock Outstanding [Member] | 133 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	133	133
Weighted average remaining contractual life (years) Outstanding	1 year 10 months 17 days
Weighted average exercise price Outstanding | (per share)	$ 536.79	$ 747
Stock Outstanding [Member] | 422 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	422	422
Weighted average remaining contractual life (years) Outstanding	7 years 1 month 9 days
Weighted average exercise price Outstanding | (per share)	$ 439.78	$ 612
Stock Outstanding [Member] | 1,044 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	1,044	1,044
Weighted average remaining contractual life (years) Outstanding	7 years 3 months 3 days
Weighted average exercise price Outstanding | (per share)	$ 517.39	$ 720
Stock Outstanding [Member] | 667 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	667	667
Weighted average remaining contractual life (years) Outstanding	1 year 8 months 1 day
Weighted average exercise price Outstanding | (per share)	$ 543.26	$ 756
Stock Outstanding [Member] | 111 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	111	111
Weighted average remaining contractual life (years) Outstanding	7 years 1 month 9 days
Weighted average exercise price Outstanding | (per share)	$ 646.74	$ 900
Stock Outstanding [Member] | 61 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	61	61
Weighted average remaining contractual life (years) Outstanding	8 years 6 months 21 days
Weighted average exercise price Outstanding | (per share)	$ 226.36	$ 315
Stock Outstanding [Member] | 156 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	156	156
Weighted average remaining contractual life (years) Outstanding	8 years 7 months 28 days
Weighted average exercise price Outstanding | (per share)	$ 362.17	$ 504
Stock Outstanding [Member] | 50 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Outstanding	50	50
Weighted average remaining contractual life (years) Outstanding	8 years 8 months 4 days
Weighted average exercise price Outstanding | (per share)	$ 23.4	$ 32.56
Stock Exercisable [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	5,351	5,351
Weighted average exercise price, Exercisable | (per share)	$ 433.67	$ 603.5
Stock Exercisable [Member] | 533 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	533	533
Weighted average exercise price, Exercisable | (per share)	$ 119.65	$ 166.5
Stock Exercisable [Member] | 978 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	920	920
Weighted average exercise price, Exercisable | (per share)	$ 362.17	$ 504
Stock Exercisable [Member] | 1,166 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	1,166	1,166
Weighted average exercise price, Exercisable | (per share)	$ 485.05	$ 675
Stock Exercisable [Member] | 200 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	200	200
Weighted average exercise price, Exercisable | (per share)	$ 504.46	$ 702
Stock Exercisable [Member] | 133 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	133	133
Weighted average exercise price, Exercisable | (per share)	$ 536.79	$ 747
Stock Exercisable [Member] | 422 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	422	422
Weighted average exercise price, Exercisable | (per share)	$ 439.78	$ 612
Stock Exercisable [Member] | 1,044 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	957	957
Weighted average exercise price, Exercisable | (per share)	$ 517.39	$ 720
Stock Exercisable [Member] | 667 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	667	667
Weighted average exercise price, Exercisable | (per share)	$ 543.26	$ 756
Stock Exercisable [Member] | 111 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	111	111
Weighted average exercise price, Exercisable | (per share)	$ 646.74	$ 900
Stock Exercisable [Member] | 61 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	61	61
Weighted average exercise price, Exercisable | (per share)	$ 226.36	$ 315
Stock Exercisable [Member] | 156 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	156	156
Weighted average exercise price, Exercisable | (per share)	$ 362.17	$ 504
Stock Exercisable [Member] | 50 [Member]
Schedule of Additional Information Regarding Stock Options Outstanding [Line Items]
Number of stock options, Exercisable	25	25
Weighted average exercise price, Exercisable | (per share)	$ 23.4	$ 32.56